Grizzle Growth ETF
Schedule of Investments
October 31, 2024 (Unaudited)

COMMON STOCKS - 98.6%	Shares	Value
Advertising - 1.3%
The Trade Desk, Inc. - Class A (a)	1,532	$184,162

Building Materials - 0.8%
Trane Technologies PLC	330	122,153

Chemicals - 1.3%
Arcadium Lithium PLC (a)	33,942	182,947

Computers - 7.5%
Apple, Inc.	4,782	1,080,302

Electric - 2.5%
NextEra Energy, Inc.	4,458	353,297

Internet - 18.4%
Airbnb, Inc. - Class A (a)	3,620	487,940
Alphabet, Inc. - Class A	5,052	864,448
Amazon.com, Inc. (a)	2,295	427,788
Meta Platforms, Inc. - Class A	1,399	794,044
Palo Alto Networks, Inc. (a)	195	70,264
		2,644,484

Investment Companies - 2.9%
Bit Digital, Inc. (a)	22,651	86,300
Cipher Mining, Inc. (a)	23,247	114,608
Galaxy Digital Holdings Ltd. (a)	17,009	220,735
		421,643

Machinery - Construction & Mining - 2.5%
Vertiv Holdings Co. - Class A	3,336	364,591

Mining - 11.7%
Amerigo Resources Ltd.	365,098	447,877
Anfield Energy, Inc. (a)	1,622,414	157,126
Cerrado Gold, Inc. (a)	163,477	48,083
Encore Energy Corp. (a)	38,697	151,305
Filo Corp. (a)	7,950	182,959
Hot Chili Ltd. (a)	650,203	377,822
Kobo Resources, Inc. (a)	280,417	56,327
Power Nickel, Inc. (a)	93,089	53,425
Taseko Mines Ltd. (a)	59,212	131,256
West Red Lake Gold Mines Ltd. (a)	157,536	71,199
		1,677,379

Oil & Gas - 4.6%
Antero Resources Corp. (a)	5,628	145,653
Range Resources Corp.	13,137	394,504
Tourmaline Oil Corp.	2,799	128,891
		669,048

Pharmaceuticals - 0.4%
Compass Pathways PLC - ADR (a)	11,286	53,721

Grizzle Growth ETF
Schedule of Investments
October 31, 2024 (Unaudited)

COMMON STOCKS - 98.6%	Shares	Value
Semiconductors - 33.4%(b)
Applied Materials, Inc.	718	130,374
ASML Holding NV - NYRS	630	423,707
Micron Technology, Inc.	7,732	770,494
NVIDIA Corp.	22,270	2,956,565
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	2,776	528,939
		4,810,079

Software - 11.3%
Microsoft Corp.	3,540	1,438,479
Twilio, Inc. - Class A (a)	2,299	185,414
		1,623,893
TOTAL COMMON STOCKS (Cost $11,584,166)		14,187,699

SHORT-TERM INVESTMENTS - 1.5%
Money Market Funds - 1.5%
First American Government Obligations Fund - Class X, 4.78% (c)	209,483	209,483
TOTAL SHORT-TERM INVESTMENTS (Cost $209,483)		209,483

TOTAL INVESTMENTS - 100.1% (Cost $11,793,649)		14,397,182
Liabilities in Excess of Other Assets - (0.1)%		(7,586)
TOTAL NET ASSETS - 100.0%		$14,389,596

Percentages are stated as a percent of net assets.

ADR - American Depositary Receipt

NV - Naamloze Vennootschap

NYRS - New York Registered Shares

PLC - Public Limited Company

(a)	Non-income producing security.
(b)	To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.
(c)	The rate shown represents the 7-day annualized effective yield as of October 31, 2024.

Summary of Fair Value Disclosure as of October 31, 2024 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

● Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

● Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.

● Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of October 31, 2024:

Grizzle Growth ETF

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$14,187,699	$—	$—	$14,187,699
Money Market Funds	209,483	—	—	209,483
Total Investments	$14,397,182	$—	$—	$14,397,182

Refer to the Schedule of Investments for further disaggregation of investment categories.